UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 29, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA INTERNATIONAL FUND - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 29, 2008

USAA
EAGLE
LOGO (R)


                             USAA INTERNATIONAL Fund


                      3RD QUARTER Portfolio of Investments


                                February 29, 2008

                                                                      (Form N-Q)

48476-0408                                    (C)2008, USAA. All rights reserved
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USAA INTERNATIONAL FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
                COMMON STOCKS (99.0%)

               CONSUMER DISCRETIONARY (12.7%)
               ------------------------------
               ADVERTISING (1.9%)
  2,354,120    WPP Group plc (a)                                                            $      27,657
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (3.7%)
    517,800    LVMH Moet Hennessy Louis Vuitton S.A. (a)                                           53,283
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (2.8%)
    292,880    Bayerische Motoren Werke AG (a)                                                     16,032
    443,100    Toyota Motor Corp. (a)                                                              24,115
                                                                                          ---------------
                                                                                                   40,147
                                                                                          ---------------
               BROADCASTING & CABLE TV (0.3%)
    168,459    Societe Television Francaise 1 (a)                                                   3,990
                                                                                          ---------------
               CASINOS & GAMING (1.9%)
  1,956,721    Ladbrokes plc (a)                                                                   11,805
  2,179,730    William Hill plc (a)                                                                16,199
                                                                                          ---------------
                                                                                                   28,004
                                                                                          ---------------
               DISTRIBUTORS (0.6%)
  2,576,400    Li & Fung Ltd. (a)                                                                   9,261
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.8%)
    273,680    Vivendi S.A. (a)                                                                    10,807
                                                                                          ---------------
               TIRES & RUBBER (0.7%)
    590,900    Bridgestone Corp. (a)                                                                9,678
                                                                                          ---------------
               Total Consumer Discretionary                                                       182,827
                                                                                          ---------------

               CONSUMER STAPLES (18.9%)
               ------------------------
               BREWERS (2.8%)
  1,252,600    Grupo Modelo S.A. de C.V. "C"                                                        5,730
    598,610    Heineken N.V. (a)                                                                   33,753
                                                                                          ---------------
                                                                                                   39,483
                                                                                          ---------------
               DISTILLERS & VINTNERS (3.8%)
  1,568,440    Diageo plc (a)                                                                      32,028
    211,746    Pernod Ricard S.A. (a)                                                              22,534
                                                                                          ---------------
                                                                                                   54,562
                                                                                          ---------------
               FOOD RETAIL (0.7%)
  1,342,929    Tesco plc (a)                                                                       10,592
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (6.3%)
  1,516,000    Kao Corp. (a)                                                                       46,747
    824,210    Reckitt Benckiser plc (a)                                                           44,594
                                                                                          ---------------
                                                                                                   91,341
                                                                                          ---------------
               PACKAGED FOODS & MEAT (5.3%)
    158,856    Nestle S.A. (a)                                                                     75,924
                                                                                          ---------------

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                         (continued)


USAA INTERNATIONAL FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 ---------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                             271,902
                                                                                          ---------------

               ENERGY (6.0%)
               -------------
               INTEGRATED OIL & GAS (4.3%)
    740,620    Royal Dutch Shell plc "A" (a)                                                $      26,516
    477,116    Total S.A. ADR (b)                                                                  35,970
                                                                                          ---------------
                                                                                                   62,486
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.7%)
      2,185    INPEX Holdings, Inc. (a)                                                            24,418
                                                                                          ---------------
               Total Energy                                                                        86,904
                                                                                          ---------------

               FINANCIALS (13.2%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.4%)
    281,690    Julius Baer Holding Ltd. AG "B" (a)                                                 20,853
                                                                                          ---------------
               CONSUMER FINANCE (0.6%)
    582,800    Aeon Credit Service Co. Ltd. (a)                                                     8,464
                                                                                          ---------------
               DIVERSIFIED BANKS (3.9%)
  1,917,007    Banca Intesa S.p.A. (a)                                                             12,841
    405,560    Erste Bank der Oesterreichischen Sparkassen AG (a),(b)                              23,427
    650,350    HSBC Holdings plc (a)                                                                9,834
     39,630    Komercni Banka A.S. (a)                                                              9,702
                                                                                          ---------------
                                                                                                   55,804
                                                                                          ---------------
               DIVERSIFIED CAPITAL MARKETS (1.8%)
    809,089    UBS AG (a)                                                                          26,492
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (1.1%)
  1,007,100    Nomura Holdings, Inc. (a)                                                           15,775
                                                                                          ---------------
               MULTI-LINE INSURANCE (1.9%)
    811,870    AXA S.A. (a)                                                                        27,375
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.3%)
    228,278    QBE Insurance Group Ltd. (a)                                                         4,710
                                                                                          ---------------
               REGIONAL BANKS (0.3%)
    388,000    Shizuoka Bank, Ltd. (a)                                                              4,094
                                                                                          ---------------
               REINSURANCE (1.9%)
    336,557    Swiss Re (a)                                                                        27,005
                                                                                          ---------------
               Total Financials                                                                   190,572
                                                                                          ---------------

               HEALTH CARE (10.6%)
               -------------------
               BIOTECHNOLOGY (0.6%)
    161,454    Actelion Ltd. *(a),(b)                                                               8,435
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (1.9%)
    192,520    Synthes, Inc. (a)                                                                   26,974
                                                                                          ---------------
               PHARMACEUTICALS (8.1%)
  1,361,430    GlaxoSmithKline plc (a)                                                             29,849

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                         (continued)


USAA INTERNATIONAL FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 ---------------------------------------------------------------------------------------------------------
    202,465    Merck KGaA (a)                                                               $      25,137
    317,520    Roche Holdings AG (a),(b)                                                           62,358
                                                                                          ---------------
                                                                                                  117,344
                                                                                          ---------------
               Total Health Care                                                                  152,753
                                                                                          ---------------

               INDUSTRIALS (10.5%)
               -------------------
               AIR FREIGHT & LOGISTICS (2.3%)
    742,960    TNT N.V. (a)                                                                        29,254
    275,000    Yamato Holdings Co. Ltd. (a)                                                         4,025
                                                                                          ---------------
                                                                                                   33,279
                                                                                          ---------------
               BUILDING PRODUCTS (0.5%)
    584,000    Asahi Glass Co. Ltd. (a)                                                             6,659
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (4.1%)
    621,652    Legrand S.A. (a)                                                                    19,646
    344,436    Schneider Electric S.A. (a)                                                         39,172
                                                                                          ---------------
                                                                                                   58,818
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (1.5%)
  1,133,316    Smiths Group plc (a)                                                                22,225
                                                                                          ---------------
               INDUSTRIAL MACHINERY (1.0%)
    159,000    FANUC Ltd. (a)                                                                      14,789
                                                                                          ---------------
               RAILROADS (1.1%)
    290,422    Canadian National Railway Co.                                                       15,328
                                                                                          ---------------
               Total Industrials                                                                  151,098
                                                                                          ---------------

               INFORMATION TECHNOLOGY (10.2%)
               ------------------------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (2.7%)
    100,600    Hirose Electric Co. Ltd. (a)                                                        10,672
    736,500    HOYA Corp. (a)                                                                      18,726
    417,500    Omron Corp. (a)                                                                      9,295
                                                                                          ---------------
                                                                                                   38,693
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.3%)
      9,900    Nintendo Co. Ltd. (a)                                                                4,915
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.7%)
    409,410    Satyam Computer Services Ltd. ADR (b)                                               10,227
                                                                                          ---------------
               OFFICE ELECTRONICS (4.2%)
    945,400    Canon, Inc. (a)                                                                     42,315
  1,139,000    Ricoh Co. Ltd. (a)                                                                  18,300
                                                                                          ---------------
                                                                                                   60,615
                                                                                          ---------------
               SEMICONDUCTORS (2.3%)
     37,100    Samsung Electronics Co. Ltd. (a)                                                    21,780
  1,150,300    Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                     11,204
                                                                                          ---------------
                                                                                                   32,984
                                                                                          ---------------
               Total Information Technology                                                       147,434
                                                                                          ---------------

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                         (continued)


USAA INTERNATIONAL FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 ---------------------------------------------------------------------------------------------------------
               MATERIALS (10.1%)
               -----------------
               DIVERSIFIED CHEMICALS (2.1%)
    392,830    Bayer AG (a)                                                                 $      29,912
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.8%)
    368,300    BHP Billiton plc (a)                                                                11,873
                                                                                          ---------------
               INDUSTRIAL GASES (4.3%)
    176,059    Air Liquide S.A. (a)                                                                24,979
    278,030    Linde AG (a)                                                                        36,857
                                                                                          ---------------
                                                                                                   61,836
                                                                                          ---------------
               SPECIALTY CHEMICALS (2.9%)
     28,129    Givaudan S.A. (a)                                                                   28,248
    263,300    Shin-Etsu Chemical Co. Ltd. (a)                                                     14,230
                                                                                          ---------------
                                                                                                   42,478
                                                                                          ---------------
               Total Materials                                                                    146,099
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (1.9%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.5%)
  8,090,650    Singapore Telecommunications Ltd. (a)                                               21,828
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.4%)
    351,240    MTN Group Ltd. (a)                                                                   5,507
                                                                                          ---------------
               Total Telecommunication Services                                                    27,335
                                                                                          ---------------

               UTILITIES (4.9%)
               ----------------
               ELECTRIC UTILITIES (1.9%)
    143,390    E.ON AG (a)                                                                         26,944
                                                                                          ---------------
               GAS UTILITIES (1.8%)
    305,850    Gaz de France S.A. (a)                                                              17,548
  2,064,000    Tokyo Gas Co. Ltd. (a)                                                               9,262
                                                                                          ---------------
                                                                                                   26,810
                                                                                          ---------------
               MULTI-UTILITIES (1.2%)
    275,580    Suez S.A. (a)                                                                       17,501
                                                                                          ---------------
               Total Utilities                                                                     71,255
                                                                                          ---------------
               Total Common Stocks (cost: $1,223,290)                                           1,428,179
                                                                                          ---------------

  PRINCIPAL
     AMOUNT
      (000)
 ---------------



               MONEY MARKET INSTRUMENTS (0.8%)

               COMMERCIAL PAPER (0.8%)
$     1,463    Bank of America Corp.,  3.00%(e), 3/03/2008                                          1,463

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                         (continued)


USAA INTERNATIONAL FUND
FEBRUARY 29, 2008 (UNAUDITED)

  PRINCIPAL                                                                                        MARKET
     AMOUNT                                                                                         VALUE
      (000)    SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
$    10,498    Societe Generale North America, Inc.,  3.13%(e), 3/03/2008              $           10,496
                                                                                          ---------------
               Total Money Market
               Instruments
               (cost: $11,959)                                                                     11,959
                                                                                          ---------------

  NUMBER OF
     SHARES
 ----------------------------------------------------------------------------------------------------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (8.8%)

               MONEY MARKET FUNDS (0.5%)
  6,895,437    AIM Short-Term Investment Co. Liquid Assets Portfolio, 3.63%(c)                      6,896
                                                                                          ---------------

  PRINCIPAL
     AMOUNT
      (000)
 ----------------------------------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS (8.3%)
$    60,000    Credit Suisse First Boston LLC, 3.08%, acquired on 2/29/2008 and due
                     3/03/2008 at $60,000 (collateralized by $61,710 of Fannie Mae(d),
                    2.59%(e), due 6/27/2008; market value $61,204)                                 60,000
     60,000    Deutsche Bank Securities, Inc., 3.10%, acquired on 2/29/2008 and due
                     3/03/2008 at $60,000 (collateralized by $9,084 of Federal Farm
                     Credit Bank(d), 4.78%, due 5/03/2010; $50,000 of Federal Home
                     Loan Bank(d), 4.50% - 4.63%, due 10/15/2008 - 11/07/2008; $1,239
                     of Fannie Mae(d), 5.09%(e), due 11/15/2027; combined market value
                    $61,201)                                                                       60,000
                                                                                          ---------------
               Total Repurchase Agreements                                                        120,000
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities
               Loaned
               (cost: $126,896)                                                                   126,896
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $1,362,145)                                     $       1,567,034
                                                                                          ===============

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USAA INTERNATIONAL FUND
FEBRUARY 29, 2008 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA International Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.
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USAA INTERNATIONAL FUND
FEBRUARY 29, 2008 (UNAUDITED)

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase
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USAA INTERNATIONAL FUND
FEBRUARY 29, 2008 (UNAUDITED)

agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of February 29, 2008, was approximately $120,591,000.

D. As of February 29, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 29, 2008, were $267,625,000 and $62,736,000 respectively, resulting in net unrealized appreciation of $204,889,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,442,892,000 at February 29, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.


SPECIFIC NOTES

(a) Security was fair valued at February 29, 2008, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b)     The  security or a portion  thereof  was out on loan as of February  29,
        2008.
(c) Rate represents the money market fund annualized seven-day yield at February 29, 2008.
(d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

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USAA INTERNATIONAL FUND
FEBRUARY 29, 2008 (UNAUDITED)

(e) Zero-coupon security. Rate represents the effective yield at the date of purchase.
* Non-income-producing security for the 12 months preceding February 29, 2008.




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 29, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    APRIL 21, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    APRIL 23, 2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    APRIL 23, 2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.